LOANS RECEIVABLE	12 Months Ended
Nov. 30, 2018
Loans Receivable [Abstract]
LOANS RECEIVABLE
7.	LOANS RECEIVABLE

During fiscal 2016, the Company entered into a revolving credit facility agreement with Waterproof and advanced $100,000 to Waterproof. The revolving credit facility is unsecured, bears interest at 8% per annum and was due on July 21, 2017. If there is a default or an event of default has occurred and is continuing, all amounts outstanding shall bear interest, after as well as before judgment, at a rate per annum equal to 2% plus the applicable rate. Interest is payable on the first business day of each month. As at November 30, 2018, the Company had accrued interest receivable of $11,322 (2017 - $7,168).

During fiscal 2017, the Company entered into a subordinated convertible note with Participant Games Inc. in the amount of $150,000. The convertible note is unsecured, bears interest at 15% per annum and was due on demand on or before December 21, 2017. The loan was convertible into shares, at any time prior to the December 21, 2018 and accordingly the value of the conversion feature remaining from the convertibility feature was nominal as at November 30, 2018. As at November 30, 2018, the Convertible Note remains unpaid and the Company has accrued interest receivable of $49,806 (2017 - $22,135).

During fiscal 2017, the Company entered into a convertible note with Installment Entertainment Inc. in the amount of $100,000. The convertible note is unsecured, bears interest at 15% per annum and was payable on demand on or before April 21, 2018. The loan was convertible into shares, at any time prior to the maturity date. The value of the conversion feature remaining from the convertibility feature was considered to be nominal as at November 30, 2018. As at November 30, 2018, the convertible note remains unpaid and the Company has accrued interest receivable of $26,937 (2017 - $9,357).

		Participant	Installment
	Waterproof	Games	Entertainment	Total
	$	$	$	$
Balance November 30, 2015	-	-	-	-
Advances	100,000	-	-	100,000
Accrued interest revenue	2,500	-	-	2,500
Repayments received	(23,428)	-	-	(23,428)

Balance November 30, 2016	79,072	-	-	79,072
Advances	28,619	150,000	100,000	278,619
Accrued interest revenue	6,070	22,135	9,357	37,562
Repayments received	(13,362)	-	-	(13,362)

Balance November 30, 2017	100,399	172,135	109,357	381,891
Accrued interest revenue	8,116	27,671	17,580	53,367
Repayments received	(3,963)	-	-	(3,963)

Balance November 30, 2018	104,552	199,806	126,937	431,295